Share-Based Compensation (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 10, 2014	Jul. 24, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation (Textual)
Share options and RSUs granted, description			Plans vest over a four-year requisite service period, with one-fourth (25%) vesting on the first anniversary, and then one-eighth (12.5%) vesting every six (6) months from the first anniversary date.
Total fair value of shares vested			$ 16,801	$ 153,131	$ 436,608
Contractual life of the option			6 years 11 months 8 days
Shares options granted
Unrecognized compensation cost			$ 120,000
Weighted average period			6 months 7 days
Options expiry date			Dec. 10, 2024
Options [Member]
Share-Based Compensation (Textual)
Contractual life of the option			10 years
2015 Plan [Member]
Share-Based Compensation (Textual)
Shares options granted	50,600,000
RSUs granted to employees		57,934,389